The Glenmede Fund, Inc.

The Glenmede Portfolios

High Yield Municipal Portfolio (GHYMX)

Supplement dated December 20, 2018 to the Prospectus and

Statement of Additional Information (“SAI”), each dated February 28, 2018

Effective January 1, 2019, Neil L. Langberg will retire as a portfolio manager of the High Yield Municipal Portfolio. Accordingly, effective January 1, 2019, all references to Neil L. Langberg are hereby removed from the SAI and the prospectus is revised as follows:

The sub-section entitled “Portfolio Managers” of the “Summary Section” of the High Yield Municipal Portfolio on page 12 of the prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers: Karl J. Zeile, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, and Chad M. Rach, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, have managed the Portfolio since its inception on December 22, 2015. Jerome H. Solomon, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, has managed the Portfolio since October 1, 2017.

In the sub-section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” on pages 29-31 of the prospectus, the following information replaces the information about the portfolio management of the High Yield Municipal Portfolio contained on pages 30-31 of the prospectus:

Karl J. Zeile, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, manages the High Yield Municipal Portfolio along with Chad M. Rach, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, and Jerome H. Solomon, Partner – Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor. Messrs. Zeile and Rach have been responsible for the management of the High Yield Municipal Portfolio since its inception on December 22, 2015. Mr. Solomon has been responsible for the management of the High Yield Municipal Portfolio since October 1, 2017. Mr. Zeile has been employed by the Sub-Advisor and its affiliates since 1999. Mr. Rach has been employed by the Sub-Advisor and its affiliates since 2004. Mr. Solomon has been employed by the Sub-Advisor and its affiliates since 2008.

Please retain this Supplement for future reference.